Financial Assets Held for Trading at Fair Value Through Profit or Loss - Schedule of Instruments Designated as Debt Financial Instrument (Details) - Debt Financial Instruments [Member] - CLP ($)
$ in Millions
	Dec. 31, 2025	Dec. 31, 2024
Instruments issued by the Chilean Government and Central Bank of Chile
Total of debt financial instruments	$ 3,121,702	$ 1,714,381
Debt financial instruments from the Central Bank of Chile [Member] | Instruments issued by the Chilean Government and Central Bank of Chile [Member]
Instruments issued by the Chilean Government and Central Bank of Chile
Financial assets held for trading	2,388,127	1,217,317
Bonds and Promissory notes from the General Treasury of the Republic [Member] | Instruments issued by the Chilean Government and Central Bank of Chile [Member]
Instruments issued by the Chilean Government and Central Bank of Chile
Financial assets held for trading	410,202	278,140
Debt financial instruments from other domestic banks [Member] | Other Instruments Issued In Chile [Member]
Instruments issued by the Chilean Government and Central Bank of Chile
Financial assets held for trading	277,354	217,948
Financial instruments from foreign governments or Central Banks [Member] | Instruments issued Abroad [Member]
Instruments issued by the Chilean Government and Central Bank of Chile
Financial assets held for trading	$ 46,019	$ 976